Investment of Fair Value of Plan Assets as a Percentage of the Total (Detail)	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	100.00%	100.00%
Equity Securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	76.40%	76.70%
Debt Securities
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	23.00%	22.40%
Cash and cash equivalents
Defined Benefit Plan Funded Percentage [Line Items]
Fair value of plan assets as a percentage of the total was invested	0.60%	0.90%